FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       February 6, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total:       $142,022



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     2386    79230 SH       SOLE                             79230
Abbott Laboratories            COM              002824100      481    12023 SH       SOLE                             12023
American International Group   COM              026874107     3307    57173 SH       SOLE                             57173
Amgen Inc                      COM              031162100     2344    48500 SH       SOLE                             48500
Applied Materials Inc          COM              038222105     1412   108400 SH       SOLE                            108400
Avery-Dennison Corp            COM              053611109      700    11465 SH       SOLE                             11465
BJ Services Co                 COM              055482103     1903    58900 SH       SOLE                             58900
Bank of America Corp           COM              060505104     4427    63633 SH       SOLE                             63633
Barr Laboratories Inc          COM              068306109     1955    30030 SH       SOLE                             30030
BellSouth Corp                 COM              079860102     3554   137375 SH       SOLE                            137375
CDW Computer Centers Inc       COM              125129106     1469    33500 SH       SOLE                             33500
Cardinal Health Inc            COM              14149Y108     2374    40100 SH       SOLE                             40100
Caremark Rx Inc                COM              141705103     2239   137800 SH       SOLE                            137800
ChevronTexaco Corp             COM              166764100     2633    39610 SH       SOLE                             39610
Cisco Systems Inc              COM              17275R102     2496   190535 SH       SOLE                            190535
Citigroup Inc                  COM              172967101     2683    76253 SH       SOLE                             76253
Coca Cola Co                   COM              191216100      823    18784 SH       SOLE                             18784
Costco Wholesale Corp          COM              22160K105      247     8800 SH       SOLE                              8800
Dell Computer Corp             COM              247025109     5582   208762 SH       SOLE                            208762
Dow Chemical Co                COM              260543103      267     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      100    16350 SH       SOLE                             16350
Exxon Mobil Corp               COM              30231G102      712    20388 SH       SOLE                             20388
Fannie Mae                     COM              313586109     4552    70765 SH       SOLE                             70765
Fifth Third Bancorp            COM              316773100     1897    32400 SH       SOLE                             32400
First Data Corp                COM              319963104     2192    61900 SH       SOLE                             61900
Forest Laboratories Inc        COM              345838106     2082    21200 SH       SOLE                             21200
General Electric Co            COM              369604103     3784   155393 SH       SOLE                            155393
H&R Block Inc                  COM              093671105     2290    56975 SH       SOLE                             56975
Health Management Assoc Inc    COM              421933102      448    25024 SH       SOLE                             25024
Home Depot Inc                 COM              437076102     1345    56000 SH       SOLE                             56000
Illinois Tool Works Inc        COM              452308109      859    13250 SH       SOLE                             13250
Integrated Circuit Systems     COM              45811k208     1453    79600 SH       SOLE                             79600
Intel Corp                     COM              458140100     2025   130045 SH       SOLE                            130045
International Business Machine COM              459200101     3539    45665 SH       SOLE                             45665
Jacobs Engineering Group Inc   COM              469814107     2474    69500 SH       SOLE                             69500
Johnson & Johnson              COM              478160104     4225    78664 SH       SOLE                             78664
Kerr-McGee Corp                COM              492386107      377     8515 SH       SOLE                              8515
L-3 Communications Hldgs Inc   COM              502424104     1792    39900 SH       SOLE                             39900
Lennar Corp                    COM              526057104     3062    59350 SH       SOLE                             59350
Lowe's Companies               COM              548661107     2413    64350 SH       SOLE                             64350
MBNA Corp                      COM              55262L100     2792   146801 SH       SOLE                            146801
Medtronic Inc                  COM              585055106     1017    22300 SH       SOLE                             22300
Merck & Co Inc                 COM              589331107      314     5550 SH       SOLE                              5550
Michael Stores Inc             COM              594087108      231     7370 SH       SOLE                              7370
Microsoft Corp                 COM              594918104     5115    98930 SH       SOLE                             98930
Northern Trust Corp.           COM              665859104      719    20525 SH       SOLE                             20525
Office Depot Inc               COM              676220106      221    15000 SH       SOLE                             15000
Owens-Illinois Inc             COM              690768403     1510   103600 SH       SOLE                            103600
Pactiv Corporation             COM              695257105     2485   113700 SH       SOLE                            113700
Paychex Inc                    COM              704326107     2034    72900 SH       SOLE                             72900
Pfizer Inc                     COM              717081103     4281   140045 SH       SOLE                            140045
Philip Morris Companies Inc    COM              718154107      263     6495 SH       SOLE                              6495
Procter & Gamble Co            COM              742718109      620     7210 SH       SOLE                              7210
Ruby Tuesday Inc               COM              781182100     2100   121475 SH       SOLE                            121475
SBC Communications Inc         COM              78387G103      957    35285 SH       SOLE                             35285
Safeway Inc                    COM              786514208      269    11500 SH       SOLE                             11500
Schering Plough Corp           COM              806605101      768    34605 SH       SOLE                             34605
Smith International Inc        COM              832110100      228     7000 SH       SOLE                              7000
Southern Co                    COM              842587107      302    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     2733    68800 SH       SOLE                             68800
Stryker Corp                   COM              863667101      201     3000 SH       SOLE                              3000
SunTrust Banks Inc             COM              867914103     1818    31948 SH       SOLE                             31948
Symantec Corp                  COM              871503108     2504    61800 SH       SOLE                             61800
Sysco Corp                     COM              871829107     2130    71500 SH       SOLE                             71500
TCF Financial Corp             COM              872275102     2320    53100 SH       SOLE                             53100
TJX Companies Inc New          COM              872540109     2154   110350 SH       SOLE                            110350
United Technologies Corp       COM              913017109      844    13625 SH       SOLE                             13625
Verizon Communications         COM              92343v104      283     7312 SH       SOLE                              7312
Wachovia Corp                  COM              929903102      667    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     4341    85950 SH       SOLE                             85950
Walgreen Co                    COM              931422109     2469    84600 SH       SOLE                             84600
Washington Mutual Inc          COM              939322103     2086    60400 SH       SOLE                             60400
Wellpoint Health Networks      COM              94973h108     2668    37490 SH       SOLE                             37490
Wells Fargo Company            COM              949746101      497    10600 SH       SOLE                             10600
XTO Energy Inc                 COM              98385X106     3052   123550 SH       SOLE                            123550
American High Income Tr SBI                     026547109      120 11586.556000SH    SOLE                        11586.556000